TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Taxes Payable, Current [Abstract]
Schedule Of Tax Payable [Table Text Block]
Taxes payable consist of the following:

	December 31,
	2014	2013
	US$	US$
Value added tax	34,786	8,380
Enterprise income tax	114,881	70,776
Employee withholding taxes	3,759	2,533
Business tax	-	165
City construction tax	2,598	636
	156,024	82,750